Borrowings Under Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings Under Financing Arrangements [Abstract]
Schedule of Group's Borrowings Under Financing Arrangements	The balances of the Group’s borrowings under financing arrangements are as following:
	As of December 31,
	2022	2023
Current portion	20,540	-
Non-current portion	24,987	-
	45,527	-